Note C - Securities - Securities Available-for-sale With Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Less than 12 Months - Fair Value	$ 44,331	$ 74,587
Less than 12 Months - Unrealized Loss	(531)	(1,996)
12 Months or More - Fair Value	38,326
12 Months or More - Unrealized Loss	(1,099)
Fair Value	82,657	74,587
Unrealized Loss	(1,630)	(1,996)
US Government-sponsored Enterprises Debt Securities [Member]
Less than 12 Months - Fair Value	6,910	10,544
Less than 12 Months - Unrealized Loss	(97)	(80)
12 Months or More - Fair Value	6,563
12 Months or More - Unrealized Loss	(52)
Fair Value	13,473	10,544
Unrealized Loss	(149)	(80)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Less than 12 Months - Fair Value	37,421	64,043
Less than 12 Months - Unrealized Loss	(434)	(1,916)
12 Months or More - Fair Value	31,763
12 Months or More - Unrealized Loss	(1,047)
Fair Value	69,184	64,043
Unrealized Loss	$ (1,481)	$ (1,916)